Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Income Statement Financial Information Relating To Subsidiaries

The income statement financial information relating to Tysabri for the years ended December 31, 2012, 2011 and 2010; the Prothena Business for the period up to December 20, 2012 and the years ended December 31, 2011 and 2010; and the EDT business for the years ended December 31, 2012, 2011 and 2010, are set out below (in millions):

2012	Tysabri	Prothena	EDT	Total
Revenue	$1,202.6	$—	$—	$1,202.6
Cost of sales	655.5	—	—	655.5

Gross margin	547.1	—	—	547.1
Operating expenses:
Selling, general and administrative expenses	113.2	2.0	—	115.2
Research and development expenses	62.0	31.3	—	93.3
Net loss on divestment of business	—	17.9	—	17.9
Other net charges	4.2	—	—	4.2

Total operating expenses	179.4	51.2	—	230.6

Operating income/(loss)	367.7	(51.2)	—	316.5

Net interest and investment gains and losses:
Net interest expense	—	—	—	—
Net loss on disposal of equity method investment	—	—	13.3	13.3
Net loss on equity method investments	—	—	7.2	7.2

Net interest expense	—	—	20.5	20.5

Net income/(loss) from discontinued operations before income taxes	367.7	(51.2)	(20.5)	296.0
Provision for/(benefit from) income taxes	65.7	(5.0)	—	60.7

Net income/(loss) from discontinued operations (net of tax)	$302.0	$(46.2)	$(20.5)	$235.3

2011	Tysabri	Prothena	EDT	Total
Revenue	$1,064.1	$—	$177.9	$1,242.0
Cost of sales	571.9	—	67.0	638.9

Gross margin	492.2	—	110.9	603.1
Operating expenses:
Selling, general and administrative expenses	96.1	1.6	23.8	121.5
Research and development expenses	67.7	23.7	34.3	125.7
Net gain on divestment of business	—	—	(652.9)	(652.9)
Other net charges/(gains)	1.6	—	(68.1)	(66.5)

Total operating expenses/(gains)	165.4	25.3	(662.9)	(472.2)

Operating income/(loss)	326.8	(25.3)	773.8	1,075.3

Net interest and investment gains and losses:
Net interest expense	—	—	1.0	1.0
Net loss on equity method investments	—	—	0.7	0.7

Net interest and investment gains and losses	—	—	1.7	1.7

Net income/(loss) from discontinued operations before income taxes	326.8	(25.3)	772.1	1,073.6
Provision for/(benefit from) income taxes	56.4	(2.5)	5.7	59.6

Net income/(loss) from discontinued operations (net of tax)	$270.4	$(22.8)	$766.4	$1,014.0

2010	Tysabri	Prothena	EDT	Total
Revenue	$851.5	$—	$274.1	$1,125.6
Cost of sales	452.7	—	118.4	571.1

Gross margin	398.8	—	155.7	554.5
Operating expenses:
Selling, general and administrative expenses	90.8	0.8	38.9	130.5
Research and development expenses	67.8	8.7	53.7	130.2
Other net charges	1.2	—	2.3	3.5

Total operating expenses	159.8	9.5	94.9	264.2

Operating income/(loss)	239.0	(9.5)	60.8	290.3
Net interest income	—	—	(0.6)	(0.6)

Net income/(loss) from discontinued operations before income taxes	239.0	(9.5)	61.4	290.9
Provision for income taxes	43.3	0.2	10.8	54.3

Net income/(loss) from discontinued operations (net of tax)	$195.7	$(9.7)	$50.6	$236.6

Schedule Of Discontinued Cash Flow Financial Information Relating To Subsidiaries

The cash flows attributable to discontinued operations for the years ended December 31, 2012, 2011 and 2010 are set out below (in millions):

2012	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in)operating activities	$383.0	$(53.0)	$—	$330.0
Net cash used in financing activities	—	(125.0)	—	(125.0)
Net cash (used in)/provided by investing activities	—	(1.3)	380.9	379.6

Net cash provided by/(used in) discontinued operations	$383.0	$(179.3)	$380.9	$584.6

2011	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in) operating activities	$338.8	$(19.7)	$114.4	$433.5
Net cash (used in)/provided by investing activities	—	(0.6)	492.2	491.6

Net cash provided by/(used in) discontinued operations	$338.8	$(20.3)	$606.6	$925.1

2010	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in) operating activities	$257.1	$(9.1)	$112.3	$360.3
Net cash used in investing activities	—	(2.6)	(15.3)	(17.9)

Net cash provided by/(used in) discontinued operations	$257.1	$(11.7)	$97.0	$342.4

Schedule Of Calculation Of Net Loss On Disposal

Share proceeds	$398.5
Initial carrying value of available for sale investment	126.5
Carrying value of equity method investment divested	(520.7)
Transaction costs	(17.6)

Net loss	$(13.3)

Tysabri [Member]
Schedule Of Revenue From Subsidiaries

Tysabri revenue for the years ended December 31, 2012, 2011 and 2010 consisted of the following (in millions):

	2012	2011	2010
Product revenue:
Tysabri — U.S.	$886.0	$746.5	$593.2
Tysabri — ROW	316.6	317.6	258.3

Total Tysabri revenue	$1,202.6	$1,064.1	$851.5

Schedule Of Global In-Market Net Sales Of Tysabri

Global in-market net sales of Tysabri for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
United States	$886.0	$746.5	$593.2
ROW	745.1	764.1	636.8

Total Tysabri global in-market net sales	$1,631.1	$1,510.6	$1,230.0

Schedule Of Revenue From Tysabri ROW

In 2012, we recorded net Tysabri ROW revenue of $316.6 million (2011: $317.6 million; 2010: $258.3 million), which was calculated as follows (in millions):

	2012	2011	2010
ROW in-market sales by Biogen Idec	$745.1	$764.1	$636.8
ROW operating expenses incurred by Elan and Biogen Idec	(316.3)	(349.3)	(303.8)

ROW operating profit generated by Elan and Biogen Idec	428.8	414.8	333.0

Elan’s 50% share of Tysabri ROW collaboration operating profit	214.4	207.4	166.5
Elan’s directly incurred costs	102.2	110.2	91.8

Net Tysabri ROW revenue	$316.6	$317.6	$258.3

EDT Business [Member]
Net Gain On Divestment Of EDT Business

The net gain recorded on the divestment of the EDT business for the year ended December 31, 2011 amounted to $652.9 million, and was calculated as follows (in millions):

Cash consideration	$500.0
Investment in Alkermes plc	528.6

Total consideration	$1,028.6
Property, plant and equipment	(202.0)
Goodwill and other intangible assets	(53.0)
Working capital and other net assets	(84.5)
Transaction and other costs	(36.2)

Net gain on divestment of business	$652.9

EDT Business [Member] | Segment, Discontinued Operations [Member]
Schedule Of Revenue From Subsidiaries

Revenue from the EDT business for the period up to September 16, 2011, the date of divestment of the EDT business, and for the year ended December 31, 2010 consisted of the following (in millions):

	2011	2010
Product revenue:
Manufacturing revenue and royalties:
TriCor® 145	$35.5	$54.5
Focalin®XR/Ritalin ®LA	25.9	33.0
Ampyra®	22.6	56.8
Verelan®	18.1	21.8
Naprelan®	5.9	12.6
Skelaxin®	—	5.9
Other	60.0	76.8

Total product revenue from the EDT business	168.0	261.4

Contract revenue:
Research revenue	6.0	8.2
Milestone payments	3.9	4.5

Total contract revenue from the EDT business	9.9	12.7

Total revenue from the EDT business	$177.9	$274.1